Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The Partnership has the following reportable segments, the LNG segment, the LPG segment and the conventional tanker segment. The Partnership’s LNG segment consists of LNG carriers which generally operate under long-term, fixed-rate charters to international energy companies. The Partnership's LPG segment consists of LPG and multi-gas carriers which generally operate under voyage charters or time-charters. As at December 31, 2019, the Partnership’s LNG segment consisted of 49 LNG carriers (including 25 LNG carriers included in joint ventures that are accounted for under the equity method) and one LNG receiving and regasification terminal in Bahrain (see Note 20b). As at December 31, 2019, the Partnership's LPG segment consisted of 30 LPG/multi-gas carriers (including 23 LPG carriers included in a joint venture that is accounted for under the equity method). The Partnership sold its two remaining conventional tankers, the Toledo Spirit and the Alexander Spirit, in January and October 2019, respectively. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents voyage revenues and percentage of consolidated voyage revenues for the Partnership’s customers who accounted for 10% or more of the Partnership's consolidated voyage revenues during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Royal Dutch Shell Plc. (i) (ii)	$126.9 or 21%	$115.4 or 23%	$53.8 or 12%
Ras Laffan Liquefied Natural Gas Company Ltd. (i)	$71.1 or 12%	$70.6 or 14%	$70.3 or 16%
Naturgy Energy Group S.A. (i)	$65.6 or 11%	Less than 10%	Less than 10%
Cheniere Marketing International (i)	$60.6 or 11%	$60.1 or 12%	$60.2 or 14%
The Tangguh Production Sharing Contractors (i)	Less than 10%	Less than 10%	$49.7 or 11%

(i)	LNG segment.

(ii)	Includes its subsidiaries Shell International Trading Middle East Ltd. and Shell Tankers (Singapore) Private Ltd.

The following tables include results for these segments for the years presented in these consolidated financial statements.

	Year Ended December 31, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	555,303	39,211	6,742	601,256
Voyage expenses	(4,493)	(16,563)	(331)	(21,387)
Vessel operating expenses	(90,954)	(17,888)	(2,743)	(111,585)
Time-charter hire expense	(19,994)	—	—	(19,994)
Depreciation and amortization	(128,138)	(7,931)	(696)	(136,765)
General and administrative expenses(i)	(20,193)	(1,789)	(539)	(22,521)
Gain on sales of vessels and write-down of vessels	14,349	—	(785)	13,564
Restructuring charges	(400)	—	(2,915)	(3,315)
Income (loss) from vessel operations	305,480	(4,960)	(1,267)	299,253

Equity income (loss)	59,600	(781)	—	58,819
Investment in and advances to equity-accounted joint ventures	1,003,581	151,735	—	1,155,316
Total assets at December 31, 2019	4,924,627	319,695	—	5,244,322
Expenditures for vessels and equipment	(101,052)	(1,538)	—	(102,590)
Expenditures for dry docking	(8,224)	(2,776)	—	(11,000)

	Year Ended December 31, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	454,517	23,922	32,323	510,762
Voyage expenses	(2,750)	(15,907)	(9,580)	(28,237)
Vessel operating expenses	(82,952)	(20,932)	(13,774)	(117,658)
Time-charter hire expense	(7,670)	—	—	(7,670)
Depreciation and amortization	(111,360)	(7,748)	(5,270)	(124,378)
General and administrative expenses(i)	(23,270)	(2,932)	(2,310)	(28,512)
Write-down of goodwill and vessels	—	(33,790)	(20,863)	(54,653)
Restructuring charges	—	—	(1,845)	(1,845)
Income (loss) from vessel operations	226,515	(57,387)	(21,319)	147,809

Equity income (loss)	60,228	(6,682)	—	53,546
Investment in and advances to equity-accounted joint ventures	962,236	153,897	—	1,116,133
Total assets at December 31, 2018	4,861,977	326,111	39,450	5,227,538
Expenditures for vessels and equipment	(684,951)	(1,230)	(124)	(686,305)
Expenditures for dry docking	(7,505)	(5,059)	(15)	(12,579)

	Year Ended December 31, 2017
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	365,914	19,769	46,993	432,676
Voyage expenses	(1,802)	(1,218)	(5,182)	(8,202)
Vessel operating expenses	(80,245)	(3,083)	(18,211)	(101,539)
Depreciation and amortization	(86,592)	(8,433)	(10,520)	(105,545)
General and administrative expenses(i)	(13,223)	(2,411)	(2,507)	(18,141)
Write-down of vessels	—	—	(50,600)	(50,600)
Income (loss) from vessel operations	184,052	4,624	(40,027)	148,649

Equity income (loss)	17,652	(7,863)	—	9,789
Expenditures for vessels and equipment	(701,117)	(13,412)	—	(714,529)
Expenditures for dry docking	(20,046)	(107)	(2,130)	(22,283)

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources (Note 12a)).

A reconciliation of total segment assets presented in the Partnership's consolidated balance sheets is as follows:

	December 31, 2019 $	December 31, 2018 $
Total assets of the liquefied natural gas segment	4,924,627	4,861,977
Total assets of the liquefied petroleum gas segment	319,695	326,111
Total assets of the conventional tanker segment	—	39,450
Unallocated:
Cash and cash equivalents	160,221	149,014
Advances to affiliates	5,143	8,229
Consolidated total assets	5,409,686	5,384,781